Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2022 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 1,138
Minimum lease payments to be received, 1 to 2 years	1,138
Minimum lease payments to be received, 2 to 3 years	1,051
Minimum lease payments to be received, 3 to 4 years	132
Minimum lease payments to be received, 4 to 5 years	132
Minimum lease payments to be received, More than 5 years	1,037
Minimum lease payments to be received, Total	¥ 4,628